Financial instruments and risk management - Financial Assets that are either past due or impaired (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 31,516	€ 15,007
Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,339	320
Lease receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,346
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,573	618
Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,258	938
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,808	2,974
Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,066	3,912
Thereof neither past due nor impaired | Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,339	320
Thereof neither past due nor impaired | Lease receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,346
Thereof neither past due nor impaired | Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,573	618
Thereof neither past due nor impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,258	938
Thereof neither past due nor impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,808	2,367
Thereof neither past due nor impaired | Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,066	3,305
Thereof past due as of the reporting date and impaired | Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Lease receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Thereof past due as of the reporting date and impaired | Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	607
Thereof past due as of the reporting date and impaired | Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0	€ 607